Subsequent Events (Details) - USD ($)	Jan. 02, 2025	Dec. 27, 2024
Subsequent Events [Line Items]
Exercise warrants		25,000
Remaining warrants		1,838,674
Ordinary shares (in Dollars)		$ 894,337
Aggregate gross proceeds (in Dollars)	$ 12,000,000
Purchase shares	3,680,982
Convresion price (in Dollars per share)	$ 3.26